RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2023 shares	Feb. 17, 2022 shares	Oct. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($)	Nov. 01, 2021 shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets				$ 55,089,794	$ 72,807,161		$ 55,089,794		$ 64,051,886	$ 33,768,927
Net income (loss) attributable to FDCTech shareholders				7,710,931	6,867,266	$ (437,923)	14,578,197	$ (145,111)	5,797,589	247,544
Accumulated deficit				17,979,684	10,268,751		17,979,684		3,401,487	(2,396,102)
Restricted cash				7,699,708	28,339,255		7,699,708		5,813,888	11,526,789
Cash on hand				25,884,495			25,884,495		11,855,861	13,850,168
Loan receivable									40,090,051	1,682,450
Right of use (lease)				766,338	766,338		766,338		811,038	978,254
Total Stockholders' Equity, including noncontrolling interest				39,310,479	33,886,258	8,267,647	39,310,479	8,267,647	22,691,288	6,471,351		$ 7,681,038
Operating lease liability, current				143,802	143,802		143,802		165,692	181,580
Operating lease liability, non-current				338,253	338,253		338,253		364,655	530,348
Additional paid-in capital				29,254,158	28,045,698		29,254,158		26,959,111	16,883,620
Accumulated other comprehensive income (loss)				78,321	186,045		78,321		296,257	(72,781)
Cash and cash equivalents				18,184,787	4,122,505		18,184,787		11,855,861	13,850,168
Rental expense							83,753
Other interest income (expense)				(219,277)		269,897	(101,440)	368,103	132,507	(1,510,508)
Net income (loss)				$ 7,676,005	6,873,507	$ (425,456)	$ 14,549,512	$ (111,334)	$ 5,828,978	$ 236,586
Net income (loss) | $ / shares				$ 1.82		$ (0.10)	$ 3.45	$ (0.03)	$ 0.01	$ 0.00
Net income (loss) per common share, diluted | $ / shares				$ 0.03		$ (0.10)	$ 0.06	$ (0.03)	$ 0.01	$ 0.00
Stockholders equity				$ 39,313,273	33,845,667		$ 39,313,273		$ 22,657,965	$ 6,454,531
General and administrative expenses				4,230,569	4,321,313	$ 2,135,030	8,551,882	$ 4,271,708	11,561,028	11,023,841
Net income				(7,676,005)	(6,873,507)	425,456	(14,549,512)	111,334	(5,828,978)	(236,586)
Accumulated deficit				$ (17,979,684)	(10,268,751)		$ (17,979,684)		$ (3,401,487)	$ 2,396,102
Common stock issued for cash valued at $0.0144, shares | shares		96,778,105
Common stock, shares issued | shares				4,230,868			4,230,868		4,230,868	391,084,729	4,230,868		391,084,729
Common stock, shares outstanding | shares				4,230,868			4,230,868		4,230,868	391,084,729	4,230,868		391,084,729
Foreign currency translation adjustment				$ 78,321		264,654	$ 78,321	264,654	$ 296,257	$ (72,781)				$ 225,228
Foreign currency translation adjustment				$ 7,610,639		$ (308,837)	$ 14,367,693	$ 201,313	6,158,204	(61,466)
Series A Preferred Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock issued for cash valued at $0.0144, shares | shares	2,500,000
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash									11,526,789
Cash on hand									17,669,749
Right of use (lease)										711,928
Accumulated other comprehensive income (loss)									17,227
Cash and cash equivalents									25,376,957
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash on hand									11,855,861	13,850,168
Right of use (lease)									280,690	978,254
Total Stockholders' Equity, including noncontrolling interest									280,691	266,326
Operating lease liability, non-current									335,543
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets									280,690
Net income (loss) attributable to FDCTech shareholders									14,366
Accumulated deficit									280,692	266,326
Restricted cash									5,813,888
Loan receivable									2,612,695
Right of use (lease)									280,690
Total Stockholders' Equity, including noncontrolling interest									280,691
Operating lease liability, non-current									335,543
Additional paid-in capital									17,226
Accumulated other comprehensive income (loss)									(17,227)
Stockholders equity									280,691
Accumulated deficit									(280,692)	(266,326)
Amendment Number Two [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets									64,051,886	33,768,927
Accumulated deficit									3,401,487
Restricted cash									5,813,888	11,526,789
Cash on hand									11,855,861	13,850,168
Loan receivable									40,090,051
Right of use (lease)									811,038	978,254
Total Stockholders' Equity, including noncontrolling interest									22,691,288
Operating lease liability, current									165,692	181,580
Operating lease liability, non-current									364,655	530,348
Additional paid-in capital									26,917,226
Accumulated other comprehensive income (loss)									296,257
Other interest income (expense)									106,089
Other interest income (expense)									132,507
Net income (loss)									5,828,978	236,586
Stockholders equity									22,657,965
Net income									(5,828,978)	(236,586)
Accumulated deficit									(3,401,487)
Amendment Number Two [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders									5,828,978
Amendment Number One [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets									63,771,196	33,502,601
Accumulated deficit									3,120,795
Restricted cash
Cash on hand									17,669,749	25,376,957
Loan receivable									37,477,356
Right of use (lease)									530,348	711,928
Total Stockholders' Equity, including noncontrolling interest									22,410,597
Operating lease liability, current									501,236	319,656
Operating lease liability, non-current									29,112	392,272
Additional paid-in capital									26,900,000
Accumulated other comprehensive income (loss)									313,484
Other interest income (expense)									(16,157)
Other interest income (expense)									254,754
Net income (loss)									$ 5,814,612	$ (29,739)
Net income (loss) | $ / shares									$ 0.01	$ (0.00)
Net income (loss) per common share, diluted | $ / shares									$ 0.01	$ (0.00)
Stockholders equity									$ 22,377,274
Net income									(5,814,612)	$ 29,739
Accumulated deficit									(3,120,795)
Amendment Number One [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders									5,783,223
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets					72,195,266				64,051,886
Net income (loss) attributable to FDCTech shareholders					6,869,920				5,797,589
Accumulated deficit					9,984,473				3,401,487
Restricted cash									5,813,888
Loan receivable									2,612,695
Right of use (lease)					668,214				811,038
Total Stockholders' Equity, including noncontrolling interest									22,691,288	6,471,351				13,049,777
Operating lease liability, current					186,158				165,692
Operating lease liability, non-current					482,056				364,655
Additional paid-in capital					28,241,475				26,917,226
Accumulated other comprehensive income (loss)					(2,427)				296,257	(53,270)
Cash and cash equivalents									11,855,861
Other interest income (expense)									(16,157)
Other interest income (expense)									254,754
Net income (loss)					6,869,920				$ 5,814,612	$ (29,739)
Net income (loss) | $ / shares									$ 0.01	$ (0.00)
Net income (loss) per common share, diluted | $ / shares									$ 0.01	$ (0.00)
Stockholders equity					33,568,694				$ 22,657,965
General and administrative expenses					4,324,900
Net income					(6,869,920)				(5,814,612)	$ 29,739
Accumulated deficit					(9,984,473)				$ (3,401,487)
Common stock, shares issued | shares									423,084,729		423,084,729
Common stock, shares outstanding | shares									423,084,729		423,084,729
Foreign currency translation adjustment									$ 5,510,382	86,220
Restatement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets										266,326
Restricted cash										11,526,789
Cash on hand									5,813,888	11,526,789
Right of use (lease)									266,326	266,326
Operating lease liability, current									335,544	138,076
Operating lease liability, non-current										138,076
Rental expense									14,365
Other interest income (expense)									122,246
Other interest income (expense)									(122,247)
Net income (loss)									$ 14,366	$ 266,325
Net income (loss) | $ / shares
Net income (loss) per common share, diluted | $ / shares
Net income									$ (14,366)	$ (266,325)
Restatement [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liability, current										319,656
Operating lease liability, non-current										392,272
Restatement [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liability, current										181,580
Operating lease liability, non-current										530,348
Adjustment A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders										222,268
Accumulated deficit										(44,058)
Cash on hand										44,058
Additional paid-in capital
Accumulated other comprehensive income (loss)
Rental expense										266,325
Net income (loss)										(44,058)
General and administrative expenses										44,058
Net income										44,058
Accumulated deficit										44,058
Lease expenses										266,325
Rental expenses										266,325
Subscription receivable
Originally Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets									63,771,196	33,502,601
Accumulated deficit									3,120,795
Restricted cash
Cash on hand									17,669,749	25,376,957
Loan receivable									37,477,356
Right of use (lease)									530,348	711,928
Total Stockholders' Equity, including noncontrolling interest									22,410,597
Operating lease liability, current									501,236	319,656
Operating lease liability, non-current									29,112	392,272
Additional paid-in capital									26,900,000
Accumulated other comprehensive income (loss)									313,484
Stockholders equity									22,377,274
Accumulated deficit									(3,120,795)
Originally Reported [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)										69,069
Net income										(69,069)
Foreign currency translation adjustment										165,517
Originally Reported [Member] | Consolidated Statements Of Operations [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders										80,027
Other interest income (expense)										(1,510,508)
Net income (loss)										69,069
General and administrative expenses										11,191,357
Net income										(69,069)
Restated [Member] | Consolidated Statement of Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)										236,586
Net income										(236,586)
Foreign currency translation adjustment										(61,466)
Restated [Member] | Consolidated Statements Of Operations [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders										247,544
Other interest income (expense)										(1,510,508)
Net income (loss)										236,586
General and administrative expenses										11,023,841
Net income										(236,586)
Adjustment B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders
Accumulated deficit
Cash on hand									3,500,000	3,500,000
Additional paid-in capital
Accumulated other comprehensive income (loss)
Rental expense
General and administrative expenses
Accumulated deficit
Subscription receivable
Adjustment C [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders
Accumulated deficit
Cash on hand									3,574,201	3,574,201	€ 3,453,334		€ 3,453,334
Additional paid-in capital
Accumulated other comprehensive income (loss)
Rental expense
General and administrative expenses
Accumulated deficit
Subscription receivable
Adjustment D [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders
Accumulated deficit
Cash on hand										7,713,827
Additional paid-in capital
Accumulated other comprehensive income (loss)
Rental expense
General and administrative expenses
Accumulated deficit
Subscription receivable
Adjustment D [Member] | Related Party [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash on hand										7,713,827
Adjustment E [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders
Accumulated deficit
Cash on hand
Additional paid-in capital										(200,000)
Accumulated other comprehensive income (loss)
Rental expense
General and administrative expenses
Accumulated deficit
Subscription receivable										8,200,000
Reclassified from current assets to a contra-equity										8,000,000
Proceeds from subscription receivable										$ 200,000
Adjustment E [Member] | Series A Preferred Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cancellation of shares | shares										2,000,000
Adjustment F [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders
Accumulated deficit
Cash on hand
Loan receivable										732,375
Additional paid-in capital
Accumulated other comprehensive income (loss)
Rental expense
Stockholders equity										732,375
General and administrative expenses
Accumulated deficit
Subscription receivable
Adjustment G [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders										(54,750)
Accumulated deficit										(54,750)
Cash on hand
Loan receivable										54,750
Additional paid-in capital										54,700
Accumulated other comprehensive income (loss)
Rental expense
General and administrative expenses										54,750
Accumulated deficit										54,750
Subscription receivable
Common stock issued for cash valued at $0.0144, shares | shares			500,000
Share price | $ / shares			$ 0.1095
Stock based compensation expense			$ 54,750
Increase in common stock			50
Paid in capital			$ 54,700
Common stock, shares issued | shares			390,584,729												391,084,729
Common stock, shares outstanding | shares			390,584,729												391,084,729
Adjustment H [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive income (loss)										72,781
Foreign currency translation adjustment										225,228				$ 225,228
Effect of exchange rate										298,009
Foreign currency translation adjustment										(61,466)
Adjustment H [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency translation adjustment										(316,790)
Adjustment H [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency translation adjustment										43,042
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets					611,895
Net income (loss) attributable to FDCTech shareholders					(2,654)
Accumulated deficit					284,278
Right of use (lease)					98,124
Operating lease liability, current					(42,356)
Operating lease liability, non-current					(143,803)
Additional paid-in capital					(195,777)
Accumulated other comprehensive income (loss)					188,472					(72,781)
Other interest income (expense)
Other interest income (expense)
Net income (loss)					3,587
Net income (loss) | $ / shares
Net income (loss) per common share, diluted | $ / shares
Stockholders equity					276,973
Net income					(3,587)
Accumulated deficit					$ (284,278)
OCI Re Translation [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss) attributable to FDCTech shareholders
Accumulated deficit
Cash on hand
Additional paid-in capital										19,511
Accumulated other comprehensive income (loss)										(19,511)
Rental expense
General and administrative expenses
Accumulated deficit
Subscription receivable